Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	$ 1,487.8	$ 767.6
Equity Securities available for sale	13.7	14.3
Trading assets at fair value - derivatives	37.4	8.4
Trading liabilities at fair value - derivatives	(86.9)	(81.9)
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	1,487.8	767.6	[1]
Equity Securities available for sale	13.7	14.3
Trading assets at fair value - derivatives	37.4	8.4
Derivative counterparty assets at fair value	12.9	1.9
Total Assets	1,551.8	792.2
Trading liabilities at fair value - derivatives	(86.9)	(81.9)
Derivative counterparty liabilities at fair value	(24.1)	(38.5)
Total Liabilities	(111.0)	(120.4)
Fair Value Measurements Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	675.9	767.6	[1]
Equity Securities available for sale	13.7	14.3
Total Assets	689.6	781.9
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities available for sale	811.9
Trading assets at fair value - derivatives	37.4	8.4
Derivative counterparty assets at fair value	12.9	1.9
Total Assets	862.2	10.3
Trading liabilities at fair value - derivatives	(77.2)	(76.1)
Derivative counterparty liabilities at fair value	(24.1)	(38.5)
Total Liabilities	(101.3)	(114.6)
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading liabilities at fair value - derivatives	(9.7)	(5.8)
Total Liabilities	$ (9.7)	$ (5.8)

[1]	Debt securities AFS fair value hierarchy at December 31, 2012 has been conformed to the current presentation.